Domestic and Foreign Income from Continuing Operations before Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
U.S.	$ 341.8	$ 338.6	$ 260.7
Foreign	89.5	67.3	107.0
Consolidated income from continuing operations before income taxes	$ 431.3	$ 405.9	$ 367.7